COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease commitments
2021	$ 285
2022	237
2023	78
Total	600
Bank guarantee	800
Operating Leases, Rent Expense	$ 753	$ 1,133